Debt - movement (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Debt at beginning of period	₽ 3,922	₽ 4,734
Proceeds from issue of debt	8,159
Repayment/buy back of debt	(3,846)	(810)	₽ (1,854)
Interest expense	467	360
Interest paid	(292)	(362)
Classified as held for sale	(8,162)
Debt at end of period	₽ 248	₽ 3,922	₽ 4,734